Trade receivables - Somos - Anglo (Predecessor) (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Oct. 11, 2018	Oct. 10, 2018	Dec. 31, 2017	Dec. 31, 2016
Composition of Trade and Other Receivables [Line Items]
Related Parties	R$ 22,791	R$ 17,062
Impairment losses on trade receivables	(32,055)	(22,524)	R$ (19,397)	R$ (26,616)
Total	R$ 492,234	R$ 388,847
Somos - Anglo (Predecessor)
Composition of Trade and Other Receivables [Line Items]
Publishing						R$ 191,221	R$ 219,482
Learning System						44,523	27,174
Related Parties						2,468	4,628
Others						17,500	5,058
Impairment losses on trade receivables					R$ (20,499)	(17,220)	(20,623)
Total						R$ 238,492	R$ 235,719